Acquisitions and Equity Method Investments (Details) - Schedule of Identifiable Intangible Assets and Amortization Period - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2023 USD ($)
Acquisitions and Equity Method Investments (Details) - Schedule of Identifiable Intangible Assets and Amortization Period [Line Items]
Cost Basis	$ 6,515,000
Useful Life	6 years 3 months 29 days
Customer Relationships [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of Identifiable Intangible Assets and Amortization Period [Line Items]
Cost Basis	$ 6,292,000
Useful Life	7 years
Noncompete Agreements [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of Identifiable Intangible Assets and Amortization Period [Line Items]
Cost Basis	$ 223,000
Useful Life	1 year